Reinsurance	12 Months Ended
Dec. 31, 2017
Reinsurance

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE IV—REINSURANCE

($ in thousands)	Gross amount	Ceded to other companies(1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2017
Life insurance in force	$41,866,862	$9,142,525	$467,937	$33,192,274	1.4%

Premiums and contract charges:
Life insurance	$149,811	$18,316	$672	$132,167	0.5%
Accident and health insurance	36,064	1,119	—	34,945	—%

Total premiums and contract charges	$185,875	$19,435	$672	$167,112	0.4%

Year ended December 31, 2016
Life insurance in force	$41,053,412	$9,300,738	$480,632	$32,233,306	1.5%

Premiums and contract charges:
Life insurance	$146,274	$18,584	$652	$128,342	0.5%
Accident and health insurance	17,471	1,223	—	16,248	—%

Total premiums and contract charges	$163,745	$19,807	$652	$144,590	0.5%

Year ended December 31, 2015
Life insurance in force	$40,103,353	$9,581,863	$511,360	$31,032,850	1.6%

Premiums and contract charges:
Life insurance	$142,994	$20,251	$741	$123,484	0.6%
Accident and health insurance	15,842	1,160	—	14,682	—%

Total premiums and contract charges	$158,836	$21,411	$741	$138,166	0.5%

(1)	No reinsurance or coinsurance income was netted against premiums ceded in 2017, 2016 or 2015.